Related Party Transaction	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
20.	RELATED PARTY TRANSACTION
(1)	Related parties

Name of related parties	Relationship with the Group
Mr. Yunlong Sha	The CEO and the Chairman of the Board of Directors of the Company
Ms. Wenjing Song	Spouse of Mr. Yunlong Sha

20.	RELATED PARTY TRANSACTION-continued
(2)	The significant balances between the Group and its related parties were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due to:
Mr. Yunlong Sha	43,993	1,197
Ms. Wenjing Song	10,500	254
	54,493	1,451

In connection with Purong Information’s repurchase of 5% equity interest with preferential feature which was held by Shanghai Trustbridge, in January 2018, Mr. Yunlong Sha advanced to Purong Information at the amount of RMB180,000. As of December 31, 2018, such balance and the accrued interest, at 9%, were paid back by the Group.

The balances with related parties were interest-free, unsecured and repayable on demand.